Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 22, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued compensation	$ 4,054		$ 4,589
Accrued contracted research and development costs	7,092		6,972
Accrued professional and consulting fees	1,474	$ 917	946
Other	488		330
Total accrued and other current liabilities	$ 13,108		$ 12,837